Net Revenue - Disclosure of Net Revenue (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Sales of goods	$ 15,039,126,134	$ 9,702,984,510	$ 7,837,767,309
Domestic market	15,034,669,438	9,700,155,661	7,832,718,325
External customers	4,456,696	2,828,849	5,048,984
Services rendered	974,675,955	672,154,789	479,126,948
(-) Bonus / Discounts	(727,267,163)	(500,696,091)	(445,940,364)
Total	$ 15,286,534,926	$ 9,874,443,208	$ 7,870,953,893